SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	Sep. 30, 2024
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	4 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	4 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years